NOTE 13 - DERIVATIVE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Annual Volatility Range
➢	The stock price would fluctuate with an annual volatility ranging from 264% to 520% based on the historical volatility for the company.

Default
➢	An event of default would occur 5% of the time, increasing 0.10% per quarter to a maximum of 25%.

Alternative financing for Convertible Notes
➢	Alternative financing for the convertible notes would be initially available to redeem the note 0% of the time and increase quarterly by 1% to a maximum of 20%.

Trading Value
➢	The trading volume would average $265,308 to $291,990 and would increase at 1% per quarter.

Annual Volatity Range
➢	The stock price would fluctuate with an annual volatility ranging from 258% to 615% based on the historical volatility for the company.

Defalt
➢	An event of default that requires the Company to redeem the stock would be 0% increasing 2% per period to a maximum of 20% at maturity.

Stock Price
➢	The Holder would automatically convert at a stock price of $0.0045 if the Company was not in default.

Derivative Liability Components
	June 30, 2012	December 31, 2011
Embedded conversion features - convertible promissory notes	$432,405	$626,953
Common stock warrants	-	-
Anti-dilution provisions of series D preferred stock	13,240	12,906
	$445,645	$639,859

Derivative Liability Changes

Balance at December 31, 2011	$639,859
Issuance of securities with embedded derivatives	449,125
Debt and preferred stock conversions	(328,998)
Derivative (gain) or loss due to mark to market adjustment	(314,341)
Balance at June 30, 2012	$445,645